Shareholder Report, Average Annual Return (Details)	7 Months Ended
Jan. 31, 2026
REX-Osprey(TM) SOL + Staking ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(30.34%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%
Solana
Average Annual Return [Line Items]
Average Annual Return, Percent	(29.47%)